ASSET ACQUISITION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ASSET ACQUISITION
ASSET ACQUISITION

NOTE 3 – ASSET ACQUISITION

On August 30, 2022, a wholly owned subsidiary, 2900 Madison Ave Holdings, LLC (the “Subsidiary”), of the Company entered into an asset purchase agreement (“Purchase Agreement”) with Greenleaf Growers, Inc. (“Greenleaf”), NJD Investments, LLC (“NJDI”), Soleri, LLC, and Nicholas DeHaan (collectively, the “Sellers”) and completed the purchase of the assets of Greenleaf used in its business (“Assets”) and the real property at 2900 Madison Ave. SE, Grand Rapids, Michigan (“Property”). The Assets include all vehicles, fixtures, fixed assets and equipment used in the operation of Greenleaf’s business; Greenleaf’s intellectual property; any inventory; and rights in and to certain outstanding contracts of Greenleaf pursuant to which the Company will sell Greenleaf’s existing inventory and work-in-process. The Property includes a 5-acre greenhouse facility that is currently used as a controlled indoor agriculture flower farm. The Sellers are not affiliated with the Company or any of the Company’s affiliates. The Purchase Agreement contains customary representations and warranties, covenants, agreements and indemnification obligations of the Subsidiary and the Seller. If the Subsidiary is entitled to indemnification by the Seller, the Subsidiary must offset amounts due under the Greenleaf Promissory Note, as described below, as its remedy for claims for indemnification under the Purchase Agreement.

The Subsidiary paid an aggregate purchase price of $2,886,000, consisting of (i) a cash payment of $1,750,000 to the Sellers and (ii) a promissory note from the Subsidiary to NJDI for $1,136,000 (the “Greenleaf Promissory Note”).

The fair value of the consideration was allocated to the assets acquired based on management’s preliminary estimate of their relative fair values, pending receipt of a final valuation report from experts engaged by the Company. The preliminary allocation of the consideration to the assets acquired was as follows:

(in thousands)
Consideration
Fair value of promissory note	$1,136
Cash consideration	1,750
Total fair value of consideration:	$2,886

Net book value of assets acquired
Inventory	$47
Equipment	196
Leasehold improvements	731
Land	1,953
Liabilities assumed	(41)
Total Net Assets Acquired	$2,886

NOTE 3 – ASSET ACQUISITION

On March 30, 2020, the Successor entered into and closed an Asset Purchase Agreement (the “Purchase Agreement”) with the Predecessor’s parent company, pursuant to which Edible Garden Inc. purchased substantially all of the assets of the Predecessor. The transaction did not meet the definition of the purchase of a business as defined in ASC 805, “Business Combinations” because a substantive process was not acquired. Michael James, the former Chief Financial Officer of the Predecessor’s parent company, is the Chief Financial Officer of the Successor.

The consideration paid for the assets included (1) a five year $3.0 million secured promissory note bearing interest at 3.5% per annum, (2) options to purchase up to 1,000,000 shares of the Successor for a nominal amount and (3) $2,011,782 of liabilities assumed.

Stock Options

The first option gave Sament Capital Investments, Inc., an affiliate of the Predecessor (“Sament”), the right, but not the obligation, to acquire 445,000 common shares of the Successor at any time between the one- and five-year anniversary of the date of the agreement, or at any time in the event of a change in control or a public offering, for a strike price of $1.00. The second option gave Sament the right, but not the obligation, to purchase 555,000 common shares of the Successor at any time between the one- and five-year anniversary of the agreement. Both options were exercised during the fourth quarter of 2021.

Given the absence of an active market for the Successor’s common stock, the Company was required to estimate the enterprise value of the Successor company as of the date of the options. Management considered numerous objective and subjective factors in determining the value of the Company’s common stock, including the following: (1) valuations performed by an independent valuation specialist; (2) the Company’s stage of development and revenue growth, (3) the fact that the awards involved illiquid securities in a private company and (4) the likelihood of achieving a liquidity event for the shares of common stock underlying the awards, such as an initial public offering or sale of the Company, given prevailing market conditions. As the Company’s common stock is not actively traded, the determination of fair value involves assumptions, judgments, and estimates. If different assumptions were made, the initial purchase price allocation could have been significantly different. The Company estimated the fair value of the stock options using the Black-Scholes-Merton option-pricing (“Black-Scholes”) model, with the following weighted-average assumptions:

Expected term (years)	2.7
Volatility	22.0%
Risk-free interest rate	0.3%
Dividend yield	0.0%

The fair value of the consideration was allocated to the assets acquired based on their relative fair values, as follows:

(in thousands)
Consideration
Fair value of promissory note	$2,960
Fair value of options issued	6
Total fair value of consideration:	$2,966

Net book value of assets acquired
Cash	$34
Accounts receivable	437
Inventory	522
Prepaids and other assets	115
Property, plant and equipment	3,497
Intangible assets	62
Right-of-use asset	311
Liabilities assumed	(2,012)
Total Net Assets Acquired	$2,966